Related Party Transactions (Details Textual)	3 Months Ended		9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended				1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended			1 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2005 Agreement of Seedling Land with ZTC [Member] acre	Sep. 30, 2012 Agreement of Seedling Land with ZTC [Member] USD ($)	Sep. 30, 2011 Agreement of Seedling Land with ZTC [Member] USD ($)	Sep. 30, 2012 Agreement of Seedling Land with ZTC [Member] USD ($)	Sep. 30, 2012 Agreement of Seedling Land with ZTC [Member] CNY	Sep. 30, 2011 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2011 Agreement of Seedling Land with ZTC [Member] USD ($)	Dec. 31, 2011 Agreement of Seedling Land with ZTC [Member] CNY	Dec. 31, 2010 Agreement of Seedling Land with ZTC [Member] USD ($)	Mar. 25, 2005 Agreement of Seedling Land with ZTC [Member]	Nov. 30, 2011 Store Lease [Member]	Dec. 31, 2008 Store Lease [Member] USD ($)	Dec. 31, 2008 Store Lease [Member] CNY	Sep. 30, 2012 Store Lease [Member] USD ($)	Sep. 30, 2011 Store Lease [Member] USD ($)	Sep. 30, 2012 Store Lease [Member] USD ($)	Sep. 30, 2011 Store Lease [Member] USD ($)	Dec. 31, 2011 Store Lease [Member] USD ($)	Dec. 31, 2011 Store Lease [Member] CNY	Dec. 31, 2010 Store Lease [Member] USD ($)	Nov. 15, 2011 Store Lease [Member]	Dec. 03, 2008 Store Lease [Member]	Dec. 31, 2009 Office Lease [Member] USD ($)	Dec. 31, 2009 Office Lease [Member] CNY	Sep. 30, 2012 Office Lease [Member] USD ($)	Sep. 30, 2011 Office Lease [Member] USD ($)	Sep. 30, 2012 Office Lease [Member] USD ($)	Sep. 30, 2011 Office Lease [Member] USD ($)	Dec. 31, 2011 Office Lease [Member] USD ($)	Dec. 31, 2010 Office Lease [Member] USD ($)	Dec. 31, 2009 Technology Agreement [Member]	Jul. 31, 2012 Far East Office Lease [Member] USD ($) sqm	Jul. 31, 2012 Far East Office Lease [Member] CNY	Sep. 30, 2012 Far East Office Lease [Member] USD ($)	Sep. 30, 2012 Far East Office Lease [Member] USD ($)	Jun. 30, 2012 Far East Office Lease [Member]	Sep. 30, 2012 Yew Pharmaceutical [Member] USD ($)	Sep. 30, 2011 Yew Pharmaceutical [Member] USD ($)	Sep. 30, 2012 Yew Pharmaceutical [Member] USD ($)	Sep. 30, 2012 Yew Pharmaceutical [Member] CNY	Sep. 30, 2011 Yew Pharmaceutical [Member] USD ($)	Dec. 31, 2011 Yew Pharmaceutical [Member] USD ($)	Dec. 31, 2011 Yew Pharmaceutical [Member] CNY	Dec. 31, 2010 Yew Pharmaceutical [Member] USD ($)	Jan. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member]	Sep. 30, 2012 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Dec. 31, 2011 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Dec. 31, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member] USD ($)	Jan. 09, 2010 Yew Pharmaceutical [Member] Cooperation and Development Agreement [Member]	Sep. 30, 2012 Kairun [Member] Technology Agreement [Member] CNY	Dec. 31, 2010 Kairun [Member] Technology Agreement [Member] CNY	Nov. 30, 2011 Madame Qi [Member]	Sep. 30, 2012 Madame Qi [Member] USD ($)	Dec. 31, 2011 ZTC [Member] USD ($)	Dec. 31, 2010 ZTC [Member] USD ($)
Related Party Transactions (Textual)
Agreement expiration date																Mar. 24, 2035												Dec. 03, 2011			Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025							Jun. 30, 2015													Jan. 09, 2020
Agreement expiration period							30 years											3 years	3 years														15 years		15 years		2 years	3 years	3 years												10 years
Cultivation price per metric ton																																													$ 158,000	1,000,000		$ 156,000	1,000,000
Sales																																											442,467	251,876	600,558		1,169,688	1,396,613		1,338,871
Purchase from related party																																																												3,398	1,792,035
Accounts payable, related parties, current	0		0		0	0																																																						0	0
Leased area of land (Metric acre "Mu")							361
Accounts receivable, related parties, current																																											0		0			0		0		0	0	0
Leased Area																																						30	30
Subsequent period for which company required to make full payment for land use rights in advance															5 years
Annual payments under operating lease										25,400	162,450		25,400	162,450				1,875	12,000					2,359	15,600				2,400	15,000								1,600	10,000
Operating lease annual payments, due period																																																										--05-30
Operating Leases, rent expense								6,414	6,323	19,255		418,727	25,095		23,965					616	467	1,849	1,383	1,854		1,770					592	584	1,778	1,729	2,317	2,213				395	395
Prepaid rent - related party	67,292		67,292					64,118		64,118																														2,763	2,763																		411
Amount due under lease agreement													172,284		141,276
Renewed agreement expiration period																	3 years					3 years
Renewed agreement expiration date																				Dec. 01, 2014		Dec. 01, 2014					Dec. 01, 2014
Payment made under agreement																																																								200,000	200,000
Material purchases from related party	$ 0	$ 0	$ 0	$ 0